Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

4. Income taxes

The Company qualifies for exemption from income tax in Guernsey under the Income Tax (Exempt Bodies) (Guernsey) Ordinance, 1989, as amended. This exemption has to be applied for annually and has been applied for, and granted, with respect to the year ended December 31, 2022.

The Company’s operating subsidiaries in Australia, Ireland, Singapore, the United Kingdom and the United States are subject to taxation in such jurisdictions as determined in accordance with relevant tax legislation. In certain cases, an operating subsidiary of the Company may elect a transaction structure that could be subject to income tax in a country related to the transaction creating the capital provision asset.

The table below sets forth the domestic and foreign income/(loss) before income taxes for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
		(as restated)
Domestic	10,735	(1,398)	10,631	68,390
Foreign	98,282	4,187	169,846	291,224
Income/(loss) before income taxes	109,017	2,789	180,477	359,614

The table below sets forth the components of the tax charge based on the domestic statutory rate to the (benefit from)/provision for income taxes for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
		(as restated)
Statutory rate	-	-	-	-
Foreign rate differential	10,916	3,406	27,918	14,885
Compensation	5,245	5,554	1,451	-
Valuation allowance	(3,918)	14,874	(7,801)	12,988
Withholding tax	1,082	49	238	534
Non-deductible taxes	(802)	-	415	78
Prior period adjustments	129	1,763	(670)	2,334
Impairment	-	(39)	955	693
Non-taxable income	-	(15,541)	-	-
Other, net	(1,094)	(339)	996	403
Provision for/(benefit from) income taxes	11,558	9,727	23,502	31,915

The table below sets forth an analysis for the foreign tax differential for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended, December 31,
($ in thousands)	2022	2021	2020	2019
		(as restated)
US subsidiaries at statutory tax rate	12,428	(10,961)	32,435	12,609
Singapore subsidiaries at statutory tax rate	(586)	140	8	(335)
Irish subsidiaries at statutory tax rate	(11)	584	(1,106)	4,426
UK subsidiaries at statutory tax rate	(942)	13,632	(3,419)	(1,815)
Other	27	11	-	-
Total	10,916	3,406	27,918	14,885

The table below sets forth the components of the (benefit from)/provision for income taxes for the years ended December 31, 2022, 2021, 2020 and 2019.

x
	For the year ended December 31,
(S in thousands)	2022	2021	2020	2019
		(as restated)
Current:
Domestic (Guernsey)	-	-	-	-
Foreign - US federal and state	3,844	(984)	2,151	(83)
Foreign - other and withholding	(1,642)	(902)	284	4,095
Total current provision for/(benefit from) income taxes	2,202	(1,886)	2,435	4,012

Deferred:
Domestic (Guernsey)	-	-	-	-
Foreign - US federal and state	6,728	9,989	21,234	26,137
Foreign - other	2,628	1,624	(167)	1,766
Total deferred provision for/(benefit from) income taxes	9,356	11,613	21,067	27,903

Total provision for/(benefit from) income taxes	11,558	9,727	23,502	31,915

The table below sets forth the tax effect of temporary differences and carryforwards that comprise significant portions of gross deferred tax assets and liabilities at December 31, 2022, 2021 and 2020.

	At December 31,
($ in thousands)	2022	2021	2020
		(as restated)
Deferred tax assets:
Compensation and benefit accruals	10,087	8,505	6,954
Net operating loss carryforwards	219	3,177	1,164
Non-deductible and excess interest	28,114	17,237	4,605
Unrealized loss	-	6,530	1,469
Acquisition costs	463	515	567
Capital lease	153	164	836
Other	928	1,003	948
Total deferred tax assets(1)	39,964	37,131	16,543

Deferred tax liabilities:
Compensation and benefit accruals	-	40	-
Depreciation and amortization	(257)	(405)	(541)
Goodwill	(10,413)	(7,952)	(5,493)
Unrealized gain	(57,319)	(46,901)	(30,959)
Total deferred tax liabilities(1)	(67,989)	(55,218)	(36,993)
Net deferred tax position	(28,025)	(18,087)	(20,450)
Valuation allowance	(16,864)	(20,620)	(7,190)
Net deferred tax liabilities	(44,889)	(38,707)	(27,640)
1.	Total deferred tax assets and total deferred tax liabilities in this table are shown on a gross basis. Deferred tax asset and deferred tax liability as shown on the balance sheet are offset within each tax jurisdiction, to the extent that they relate to the same taxable entity.

The table below sets forth the net operating loss carryforwards at December 31, 2022, 2021 and 2020. US net operating loss carryforwards reported in the Group’s consolidated financial statements reflect the US federal statutory rate and an estimated blended state rate, and the effective state rate in a particular year may differ from the blended state rate.

	At December 31,
($ in thousands)	2022	2021	2020
US federal(1)	-	20,906	-
US state(2)	22,624	30,526	29,801
Foreign(1)	17,018	8,342	-
1.	US federal and foreign net operating losses have indefinite carryforward periods.
2.	US state operating losses will expire on various dates from 2038 through 2042.

The valuation allowances primarily related to foreign net operating loss carryforwards, interest expense and other deferred tax assets. The Company has performed an assessment of positive and negative evidence, including the nature, frequency and severity of cumulative financial reporting losses in recent years, the future reversal of existing temporary differences, predictability of future taxable income exclusive of reversing temporary differences of the character necessary to realize the tax assets, relevant carryforward periods, taxable income in carryback periods if carryback is permitted under tax law and prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax assets that would otherwise expire. Although realization is not assured, based on the Company’s assessment, the Company has concluded that it is more likely than not that the remaining gross deferred tax assets will be realized and, as such, no additional valuation allowance has been provided.